STOCK AND BOND FUND, INC.

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 1995
Effective March 31, 1996, the name of "Stock and Bond Fund, Inc." has been changed to "Federated Stock and Bond Fund, Inc." Accordingly, all references to Stock and Bond Fund, Inc. in the Prospectus should reflect this change.

                                                                March 29, 1996


















   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 86101A104
   G01407-02 (3/96)
STOCK AND BOND FUND, INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 1995 Effective March 31, 1996, the name of "Stock and Bond Fund, Inc." has been changed to "Federated Stock and Bond Fund, Inc." Accordingly, all references to Stock and Bond Fund, Inc. in the Statement of Additional Information should reflect this change.

                                                                March 29, 1996
















   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 86101A104